Annual Fund Operating Expenses	Oct. 24, 2025
REX AAPL Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.00%	[1]
Expenses (as a percentage of Assets)	0.99%
REX AMD Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.00%	[2]
Expenses (as a percentage of Assets)	0.99%
REX AMZN Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.00%	[3]
Expenses (as a percentage of Assets)	0.99%
REX ASML Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Acquired Fund Fees and Expenses	0.00%	[4]
Expenses (as a percentage of Assets)	0.99%
REX AVGO Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Acquired Fund Fees and Expenses	0.00%	[5]
Expenses (as a percentage of Assets)	0.99%
REX BABA Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Acquired Fund Fees and Expenses	0.00%	[6]
Expenses (as a percentage of Assets)	0.99%
REX BKNG Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Acquired Fund Fees and Expenses	0.00%	[7]
Expenses (as a percentage of Assets)	0.99%
REX BRK.B Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Acquired Fund Fees and Expenses	0.00%	[8]
Expenses (as a percentage of Assets)	0.99%
REX CEPT Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[9]
Acquired Fund Fees and Expenses	0.00%	[9]
Expenses (as a percentage of Assets)	0.99%
REX CRWD Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Acquired Fund Fees and Expenses	0.00%	[10]
Expenses (as a percentage of Assets)	0.99%
REX CRWV Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[11]
Acquired Fund Fees and Expenses	0.00%	[11]
Expenses (as a percentage of Assets)	0.99%
REX DKNG Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[12]
Acquired Fund Fees and Expenses	0.00%	[12]
Expenses (as a percentage of Assets)	0.99%
REX GME Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[13]
Acquired Fund Fees and Expenses	0.00%	[13]
Expenses (as a percentage of Assets)	0.99%
REX GOOGL Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[14]
Acquired Fund Fees and Expenses	0.00%	[14]
Expenses (as a percentage of Assets)	0.99%
REX HOOD Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[15]
Acquired Fund Fees and Expenses	0.00%	[15]
Expenses (as a percentage of Assets)	0.99%
REX IBIT Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[16]
Acquired Fund Fees and Expenses	0.00%	[16]
Expenses (as a percentage of Assets)	0.99%
REX IONQ Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[17]
Acquired Fund Fees and Expenses	0.00%	[17]
Expenses (as a percentage of Assets)	0.99%
REX JPM Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[18]
Acquired Fund Fees and Expenses	0.00%	[18]
Expenses (as a percentage of Assets)	0.99%
REX LLY Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[19]
Acquired Fund Fees and Expenses	0.00%	[19]
Expenses (as a percentage of Assets)	0.99%
REX MARA Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[20]
Acquired Fund Fees and Expenses	0.00%	[20]
Expenses (as a percentage of Assets)	0.99%
REX META Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[21]
Acquired Fund Fees and Expenses	0.00%	[21]
Expenses (as a percentage of Assets)	0.99%
REX MSFT Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[22]
Acquired Fund Fees and Expenses	0.00%	[22]
Expenses (as a percentage of Assets)	0.99%
REX NFLX Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[23]
Acquired Fund Fees and Expenses	0.00%	[23]
Expenses (as a percentage of Assets)	0.99%
REX NOW Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[24]
Acquired Fund Fees and Expenses	0.00%	[24]
Expenses (as a percentage of Assets)	0.99%
REX O Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[25]
Acquired Fund Fees and Expenses	0.00%	[25]
Expenses (as a percentage of Assets)	0.99%
REX PLTR Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[26]
Acquired Fund Fees and Expenses	0.00%	[26]
Expenses (as a percentage of Assets)	0.99%
REX RGTI Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[27]
Acquired Fund Fees and Expenses	0.00%	[27]
Expenses (as a percentage of Assets)	0.99%
REX SMCI Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[28]
Acquired Fund Fees and Expenses	0.00%	[28]
Expenses (as a percentage of Assets)	0.99%
REX SMR Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[29]
Acquired Fund Fees and Expenses	0.00%	[29]
Expenses (as a percentage of Assets)	0.99%
REX SNOW Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[30]
Acquired Fund Fees and Expenses	0.00%	[30]
Expenses (as a percentage of Assets)	0.99%
REX TEM Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[31]
Acquired Fund Fees and Expenses	0.00%	[31]
Expenses (as a percentage of Assets)	0.99%
REX TLT Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[32]
Acquired Fund Fees and Expenses	0.00%	[32]
Expenses (as a percentage of Assets)	0.99%
REX TSM Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[33]
Acquired Fund Fees and Expenses	0.00%	[33]
Expenses (as a percentage of Assets)	0.99%
REX UNH Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[34]
Acquired Fund Fees and Expenses	0.00%	[34]
Expenses (as a percentage of Assets)	0.99%
REX WMT Growth & Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[35]
Acquired Fund Fees and Expenses	0.00%	[35]
Expenses (as a percentage of Assets)	0.99%

[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[2]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[3]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[4]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[5]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[6]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[7]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[8]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[9]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[10]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[11]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[12]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[13]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[14]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[15]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[16]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[17]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[18]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[19]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[20]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[21]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[22]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[23]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[24]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[25]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[26]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[27]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[28]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[29]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[30]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[31]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[32]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[33]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[34]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[35]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.